Accounts receivables, net of allowance (Tables)	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Accounts receivables	1,334,607	1,340,186	218,364
Less: allowance for doubtful debts	(583,753)	(1,046,041)	(170,437)
	750,854	294,145	47,927

Schedule Of Valuation Allowance For Accounts Notes Loans and Financing Receivable [Table Text Block]
The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Balance at the beginning of year	-	583,753	95,114
Additions	583,753	462,288	75,323
Balance at the end of year	583,753	1,046,041	170,437